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                    MASSACHUSETTS FINANCIAL SERVICES COMPANY
              500 BOYLSTON STREET, BOSTON, MASSACHUSETTS 02116-3741
                                 617 - 954-5000

                                                               December 18, 2006

VIA EDGAR
United States Securities & Exchange Commission
100 F Street, N.E.
Washington, DC  20549

       Re:REGISTRATION STATEMENT ON FORM N-14 BY MFS(R) MUNICIPAL SERIES TRUST


Ladies and Gentlemen:

       Enclosed herewith for filing pursuant to (i) the Securities Act of 1933, as amended, (ii) General Instruction B to Form N-14 and (iii) Item 101 of Regulation S-T, is a Registration Statement on Form N-14 (the "Registration Statement") including the proxy statement/prospectus, statement of additional information, other information and exhibits. No filing fee is required pursuant to General Instruction B of Form N-14.

       The purpose of this Form N-14 is to effect a reorganization of MFS Municipal Bond Fund, ("Municipal Bond Fund"), a series of MFS Series Trust IV, with MFS Municipal Income Fund ("Municipal Income Fund"), a series of MFS Municipal Series Trust, pursuant to which Municipal Income Fund will acquire all of the assets and liabilities of the Municipal Bond Fund (the "Reorganization"). The Registration Statement includes a shareholder letter, notice of meeting, combined Prospectus/Proxy Statement, and forms of voting instructions card and proxy which are proposed to be used by the Municipal Bond Fund in connection with the Municipal Bond Fund's Special Meeting of Shareholders to be held on March 7, 2007. It is intended that definitive proxy materials be mailed to shareholders of the Municipal Bond Fund on or around January 24, 2007.

       Class A and Class B shareholders of Municipal Bond Fund would receive Class A1 and Class B1 shares of Municipal Income Fund, respectively, which are being established in connection with the Reorganization. A related post-effective amendment was filed by MFS Municipal Series Trust, on behalf of Municipal Income Fund, on November 16, 2006 to establish Class A1 and Class B1 shares.

       If you have any questions or comments concerning the foregoing or the enclosed, please call the undersigned at (617) 954-5843 or Claudia Murphy at
(617) 954-5406.

                                      Very truly yours,

                                      BRIAN E. LANGENFELD
                                      -------------------
                                      Brian E. Langenfeld
                                      Counsel

BEL/bjn